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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Alabama Municipal Bond fund for the year ended April 30, 2005. This 1 series has a 4/30 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

ALABAMA MUNICIPAL BOND FUND

Annual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Alabama Municipal Bond Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated "measured removal of policy accommodation."

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market's inflation fears accelerated, and yields

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their "measured removal of policy accommodation" beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank's first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about "complacency" within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a "conundrum" that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund's prospectus will be amended to make the following change to the Fund's principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund's prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Richard K. Marrone
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

Average annual return*

1-year with sales charge	-1.34%	-1.48%	2.50%	N/A

1-year w/o sales charge	3.58%	3.50%	3.50%	3.62%

5-year	4.81%	5.50%	5.82%	5.84%

10-year	4.34%	4.84%	4.84%	4.85%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, or I please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund's predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund's predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on the SouthTrust fund's predecessor common trust fund's (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. The predecessor advisor was waiving a portion of its advisory fee and its shareholder services fee through March 18, 2005. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index** (LBMBI), Lehman Brothers 1-10 Year Blend Municipal Bond Index (LB1-10BMBI) and the Consumer Price Index (CPI).

The LBMBI and LB1-10BMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

** The fund's index was changed from the LB1-10BMB to the LBMBI to more accurrately reflect the investment style of the fund.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 3.58% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 6.81% and the Lehman Brothers 1-10 Year Blend Municipal Bond Index (LB1-10BMBI) returned 4.20% .

The fund's index was changed from the LB1-10BMBI to the LBMBI to more accurately reflect the investment style of the fund.

The fund seeks current income exempt from federal income tax and Alabama state income tax.

The municipal bond market produced relatively strong results for the twelve-month period ended April 30, 2005, driven by good price performance during the final six months of 2004 as yields of longer maturity bonds tended to decline and bond prices rose. As in the taxable fixed income market, the difference between the yields of shorter and longer term municipal securities narrowed, and longer maturity bonds subsequently outperformed shorter maturity bonds. In general, bonds with maturities of twelve years or more produced positive results, while shorter maturity securities produced negative results as they reacted more directly to the Federal Reserve Board's interest rate hikes.

For much of the year, the fund had a relatively short duration, which left it vulnerable to rising short-term rates that resulted from the decisions of the Federal Reserve. As a consequence, the fund did not participate fully in the opportunities offered by longer-maturity municipal bonds, resulting in the fund's underperformance compared to its benchmark for the period.

Early in the fiscal year, the fund's portfolio had a very short average maturity and duration, and it had a relatively low yield. As we have begun to restructure the portfolio, we have decreased the concentration of investments with maturities in the three to five year range, and increased the number of holdings with maturities of fifteen years and longer. By doing this, we have been able to increase the fund's yield substantially. Average duration of the portfolio, which was less than four years in early March, had been increased to 4.47 years by April 30, 2005.

While we have started to re-align the fund, we have not changed the basic quality orientation of the portfolio. We continue to emphasize very high quality bonds, focusing on securities in the AA to AAA ratings range, although we have found value by buying insured A-rated hospital bonds that have helped us increase yield.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period

Actual
Class A	$ 1,000.00	$ 1,006.28	$ 0.95*
Class B	$ 1,000.00	$ 1,005.48	$ 1.68*
Class C	$ 1,000.00	$ 1,005.48	$ 1.23*
Class I	$ 1,000.00	$ 1,003.35	$ 3.33**
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.63	$ 4.21**
Class B	$ 1,000.00	$ 1,017.41	$ 7.45**
Class C	$ 1,000.00	$ 1,019.39	$ 5.46**
Class I	$ 1,000.00	$ 1,021.47	$ 3.36**

* For Class A, Class B and Class C shares of the Fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.49% for Class B and 1.09% for Class C),
multiplied by the average account value over the period since each class' commencement of operations (March 18, 2005), multiplied by 41 / 365 days.
** For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.84% for Class A, 1.49% for Class B, 1.09% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS A	April 30, 2005[1]

Net asset value, beginning of period	$10.51

Income from investment operations
Net investment income (loss)	0.06
Net realized and unrealized gains or losses on securities	0.01

Total from investment operations	0.07

Distributions to shareholders from
Net investment income	(0.06)

Net asset value, end of period	$10.52

Total return[2]	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.84%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.93%[3]
Net investment income (loss)	3.02%[3]
Portfolio turnover rate	34%

[1]	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS B	April 30, 2005[1]

Net asset value, beginning of period	$10.51

Income from investment operations
Net investment income (loss)	0.03[2]
Net realized and unrealized gains or losses on securities	0.03

Total from investment operations	0.06

Distributions to shareholders from
Net investment income	(0.05)

Net asset value, end of period	$10.52

Total return[3]	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.49%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.54%[4]
Net investment income (loss)	2.61%[4]
Portfolio turnover rate	34%

[1]	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

[2]	Net investment income (loss) per share is based on average shares outstanding during the period.

[3]	Excluding applicable sales charges

[4]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS C	April 30, 2005[1]

Net asset value, beginning of period	$10.51

Income from investment operations
Net investment income (loss)	0.05
Net realized and unrealized gains or losses on securities	0.01

Total from investment operations	0.06

Distributions to shareholders from
Net investment income	(0.05)

Net asset value, end of period	$10.52

Total return[2]	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.09%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.10%[3]
Net investment income (loss)	(0.41%)[3]
Portfolio turnover rate	34%

[1]	For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

[2]	Excluding applicable sales charges

[3]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2005[1]	2004[1]	2003[1]	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 10.56	$ 10.82	$ 10.54	$ 10.35	$ 9.87

Income from investment operations
Net investment income (loss)	0.37	0.37	0.40	0.40	0.43
Net realized and unrealized gains or losses on securities	0.01	(0.20)	0.48	0.26	0.47

Total from investment operations	0.38	0.17	0.88	0.66	0.90

Distributions to shareholders from
Net investment income	(0.36)	(0.37)	(0.41)	(0.42)	(0.42)
Net realized gains	(0.06)	(0.06)	(0.19)	(0.05)	0

Total distributions to shareholders	(0.42)	(0.43)	(0.60)	(0.47)	(0.42)

Net asset value, end of period	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35

Total return	3.62%	1.55%[3]	8.53%[3]	6.44%[3]	9.27%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$56,105	$60,787	$55,940	$55,456	$52,546
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.66%	0.63%	0.61%	0.64%	0.63%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.18%	1.16%	1.22%	1.23%
Net investment income (loss)	3.41%	3.44%	3.67%	3.96%	4.19%
Portfolio turnover rate	34%	11%	24%	50%	14%

[1]	Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama
Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.
[2]	As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide,
Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were an increase in net investment income per share of
$0.01; a decrease in net realized gains or losses per share of $0.01; and an increase to the ratio of net investment income to average net assets of 0.01%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[3]	Excluding any sales charges applicable to SouthTrust Fund

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
EDUCATION 9.4%
Alabama Board of Ed. RB, Shelton State Cmnty. College,
5.00%, 10/01/2006, (Insd. by MBIA)	$500,000	$514,940
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,263,606
Auburn Univ., AL Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,916,582
Homewood, AL Edl. Bldg. Auth. RB, Edl. Facs. Samford Univ.,
5.02%, 12/01/2016, (Insd. by AMBAC)	1,000,000	1,080,510
University of AL RB, 5.00%, 10/01/2009, (Insd. by FGIC)	500,000	538,320

		5,313,958

ELECTRIC REVENUE 1.0%
Puerto Rico Elec. Pwr. Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	537,640

GENERAL OBLIGATION - LOCAL 12.0%
Birmingham, AL GO, Refunding and Capital Impt., Ser. B, 5.25%, 12/01/2022	500,000	544,295
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,079,630
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,081,540
Mobile Cnty., AL GO Warrants, Board of Sch. Commissioners, Ser. B, 5.00%,
03/01/2006, (Insd. by AMBAC)	1,000,000	1,018,470
Shelby Cnty., AL Board of Ed. GO Warrants, Ser. A, 4.75%, 02/01/2009,
(Insd. by AMBAC)	750,000	796,065
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,100,650
5.75%, 01/01/2019	1,000,000	1,108,760

		6,729,410

GENERAL OBLIGATION - STATE 9.6%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,531,923
5.50%, 06/01/2010	600,000	666,936
Ser. A, 5.00%, 06/01/2012	1,000,000	1,074,980
Commonwealth of Puerto Rico GO, Pub. Impt., Ser A:
5.00%, 07/01/2029	1,000,000	1,040,230
5.25%, 07/01/2020	1,000,000	1,085,530

		5,399,599

HOSPITAL 13.8%
Birmingham Baptist Medical Ctr., AL Spl. Care Facs. Fin. Auth. RB,
Baptist Hlth. Sys., Inc., 5.875%, 11/15/2026	960,000	1,016,515
Birmingham Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys.,
Ser. A, 5.875%, 08/15/2015	750,000	770,377
Huntsville, AL Hlth. Care Auth., Ser. B, 5.75%, 06/01/2032	3,020,000	3,230,887
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Health Group,
Ser. A, 6.00%, 07/01/2013, (Insd. by MBIA)	500,000	568,785
Montgomery, AL BMC Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr.,
Ser. A, 5.20%, 05/01/2013	1,000,000	1,080,690
University of AL RB, University Hospital, Ser. A, 5.40%, 09/01/2013,
(Insd. by MBIA)	1,000,000	1,102,470

		7,769,724

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Fairfield, AL IDRB, USX Corp. Proj., 5.40%, 11/01/2016	$ 1,290,000	$1,427,062
Mobile, AL IDA PCRB, Intl. Paper Co. Proj.:
Ser. A, 4.75%, 04/01/2010	1,000,000	1,034,670
Ser. B, 4.75%, 04/01/2010	800,000	835,632
Wilsonville, AL IDA PCRB, AL Pwr. Co., Ser. C, 5.50%, 01/01/2024	500,000	500,940

		3,798,304

LEASE 5.8%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007,
(Insd. by AMBAC)	1,020,000	1,073,407
Alabama Pub. Hlth. Care Auth. Mtge. RB, 6.00%, 10/01/2025, (Insd. by MBIA)	530,000	554,104
Montgomery, AL Downtown Redev. Auth. Lease RRB, State of Alabama Proj.,
5.00%, 10/01/2010	1,500,000	1,626,780

		3,254,291

MISCELLANEOUS REVENUE 1.9%
Alabama Wtr. PCRB, 5.50%, 08/15/2008, (Insd. by AMBAC)	1,000,000	1,078,960

PRE-REFUNDED 4.8%
Alabama Spl. Care Facs. Fin. Auth. RB, Charity Oblig. Group,
Ser. A, 5.00%, 11/01/2014	1,800,000	1,933,236
Jefferson Cnty., AL Swr. RB Warrants, Ser. D, 5.75%, 02/01/2027	750,000	793,995

		2,727,231

SALES TAX 5.6%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,089,870
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022,
(Insd. by AMBAC)	1,955,000	2,075,272

		3,165,142

SPECIAL TAX 6.1%
Alabama IDA Special Tax RB, 4.50%, 07/01/2010	660,000	693,185
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,105,320
Hoover, AL Board of Ed. RRB Warrants, TAN, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,074,930
Madison Cnty., AL Board of Ed. RB Warrants, TAN, 5.20%, 03/01/2015	500,000	542,295

		3,415,730

TRANSPORTATION 3.0%
Alabama Fed. Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by MBIA)	1,000,000	1,106,880
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036	500,000	554,020

		1,660,900

WATER & SEWER 18.1%
Alabama Drinking Wtr. Fin. Auth. RB, Ser A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,202,389
4.70%, 08/15/2011, (Insd. by AMBAC)	960,000	998,265
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,162,204
Alabama Wtr. PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,108,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Anniston, AL Wtrwks. & Swr. Board Wtr. RB, 5.35%, 06/01/2014,
(Insd. by AMBAC)	$ 500,000	$536,235
Mobile, AL Wtr. & Swr. RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,069,370
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	763,161
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,199,253
Montgomery, AL Wtrwks. & Swr. Board Wtr. RB, 5.00%, 03/01/2019,
(Insd. by FSA)	1,075,000	1,160,581
West Morgan-East Lawrence, AL Wtr. Auth. RB, 5.625%, 08/15/2021,
(Insd. by FGIC)	925,000	972,869

		10,172,767

Total Municipal Obligations (cost $53,275,392)		55,023,656

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $507,564)	507,564	507,564

Total Investments (cost $53,782,956) 98.7%		55,531,220
Other Assets and Liabilities 1.3%		725,658

Net Assets 100.0%		$56,256,878

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

The following table shows the percent of total investments by geographic location as of April 30, 2005:

Alabama	93.3%
Puerto Rico	5.8%
Non-state specific	0.9%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2005 (unaudited):

AAA	64.9%
AA	15.9%
A	11.7%
BBB	5.8%
NR	1.7%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):

Less than 1 year	2.7%
1 to 3 year(s)	4.2%
3 to 5 years	15.0%
5 to 10 years	39.0%
10 to 20 years	27.7%
20 to 30 years	10.4%
30+ years	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $53,275,392)	$55,023,656
Investments in affiliates, at value (cost $507,564)	507,564
Receivable for Fund shares sold	111,945
Interest receivable	811,554
Prepaid expenses and other assets	4,862

Total assets	56,459,581

Liabilities
Dividends payable	168,548
Advisory fee payable	1,602
Due to other related parties	9,146
Accrued expenses and other liabilities	23,407

Total liabilities	202,703

Net assets	$56,256,878

Net assets represented by
Paid-in capital	$54,376,976
Undistributed net investment income	77,589
Accumulated net realized gains on securities	54,049
Net unrealized gains on securities	1,748,264

Total net assets	$56,256,878

Net assets consists of
Class A	$41,487
Class B	999
Class C	109,040
Class I	56,105,352

Total net assets	$56,256,878

Shares outstanding (unlimited number of shares authorized)
Class A	3,945
Class B	95
Class C	10,369
Class I	5,335,297

Net asset value per share
Class A	$10.52
Class A - Offering price (based on sales charge of 4.75%)	$11.04
Class B	$10.52
Class C	$10.52
Class I	$10.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2005 (a) (b)

Investment income
Interest	$2,370,451
Income from affiliates	16,982

Total investment income	2,387,433

Expenses
Advisory fee	342,889
Distribution Plan expenses
Class A	6
Class B	1
Class C	10
Shareholder services fee	131,392
Administrative services fee	56,902
Transfer agent fees	25,465
Trustees' fees and expenses	4,346
Printing and postage expenses	12,141
Custodian and accounting fees	33,942
Registration and filing fees	22,503
Professional fees	26,958
Other	34,541

Total expenses	691,096
Less: Expense reductions	(62)
Fee waivers and expense reimbursements	(305,566)

Net expenses	385,468

Net investment income	2,001,965

Net realized and unrealized gains or losses on securities
Net realized gains on securities	230,832
Net change in unrealized gains or losses on securities	(128,593)

Net realized and unrealized gains or losses on securities	102,239

Net increase in net assets resulting from operations	$2,104,204

(a)	Effective at the close of business on March 18, 2005, the Fund acquired the net assets of
SouthTrust Alabama Tax-Free Income Fund ("SouthTrust Fund"). SouthTrust Fund was the
accounting and performance survivor in this transaction. The information for the periods prior to
March 21, 2005 is that of SouthTrust Fund.
(b)	For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005(a) (b)		2004(a)

Operations
Net investment income		$ 2,001,965		$2,110,217
Net realized gains on securities		230,832		188,499
Net change in unrealized gains or losses
on securities		(128,593)		(1,431,662)

Net increase in net assets resulting
from operations		2,104,204		867,054

Distributions to shareholders from
Net investment income
Class A		(57)		0
Class B		(4)		0
Class C		(6)		0
Class I		(1,991,998)		(2,115,198)
Net realized gains
Class I		(324,275)		(325,406)

Total distributions to shareholders		(2,316,340)		(2,440,604)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,945	41,292	0	0
Class B	95	1,000	0	0
Class C	10,369	108,980	0	0
Class I	376,780	3,985,001	1,254,732	13,584,028

		4,136,273		13,584,028

Net asset value of shares issued in
reinvestment of distributions
Class I	61,506	651,201	67,427	726,690

Payment for shares redeemed
Class I	(861,990)	(9,105,474)	(731,748)	(7,889,712)

Net increase (decrease) in net assets
resulting from capital share transactions		(4,318,000)		6,421,006

Total increase (decrease) in net assets		(4,530,136)		4,847,456
Net assets
Beginning of period		60,787,014		55,939,558

End of period		$ 56,256,878		$60,787,014

Undistributed net investment income		$ 77,589		$67,577

(a)	Effective at the close of business on March 18, 2005, the Fund acquired the net assets of
SouthTrust Alabama Tax-Free Income Fund ("SouthTrust Fund"). SouthTrust Fund was the
accounting and performance survivor in this transaction. The information for the periods prior to
March 21, 2005 is that of SouthTrust Fund.
(b)	For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on March 18, 2005, the net assets of SouthTrust Alabama Tax-Free Income Fund ("SouthTrust Fund"), a series of SouthTrust Funds, were acquired by the Fund in an exchange for shares of the Fund. Shares of SouthTrust Fund received Class I shares of the Fund. As SouthTrust Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of SouthTrust Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount and redesignation of dividends paid. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$(3)
Undistributed net investment income	112
Accumulated net realized gains on securities	(109)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 3, 2005, Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), became the investment advisor to the predecessor fund and is also currently the investment advisor to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

EIMC is currently paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to March 21, 2005, EIMC was paid an annual fee of 0.60% of the predecessor fund's average daily net assets.

Prior to January 3, 2005, SouthTrust Investment Advisors served as investment advisor to the predecessor fund and was paid an annual fee of 0.60% of the predecessor fund's average daily net assets.

For the year ended April 30, 2005, the Fund and the predecessor fund paid $47,316 to EIMC for investment advisory services.

From time to time, the investment advisor may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC waived its advisory fee in the amount of $4,810 and SouthTrust Investment Advisors waived its advisory fee in the amount of $195,641. These aggregate advisory fee waivers represent 0.34% of the Fund's average daily net assets. During the year ended April 30, 2005, EIMC reimbursed Distribution Plan expenses relating to Class A shares in the amount of $1, which represents 0.03% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended April 30, 2005, the Fund paid $6,386 to EIS for administrative services.

Prior to March 21, 2005, Federated Services Company served as the administrator to the predecessor fund and was paid a fee based on the average aggregate daily net assets of the SouthTrust funds, starting at 0.15% and declining to 0.075% as the average daily net assets increased.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. During the year ended April 30, 2005, the Fund paid $67 to ESC for transfer agent services.

Prior to March 21, 2005, Boston Financial Data Services served as transfer and dividend disbursing agent for the predecessor fund and was paid a fee based on the size, type and number of accounts and transactions made by shareholders.

Prior to March 21, 2005, the predecessor fund had a shareholder services agreement with SouthTrust Investment Advisors and paid an annual fee up to 0.25% of its average daily net assets to finance certain services for shareholders and to maintain shareholder accounts. The predecessor fund incurred a shareholder services fee in the amount of $131,392. Of this amount, SouthTrust Investment Advisors waived $105,114, which represents 0.18% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended April 30, 2005, EIS received $170 from the sale of Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,512,495 and $23,770,602, respectively, for the year ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $53,782,956. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,775,608 and $27,344, respectively, with a net unrealized appreciation of $1,748,264.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Exempt-Interest	Long-term	Unrealized
Income	Capital Gain	Appreciation

$77,589	$54,049	$1,748,264

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	YearEnded April 30,

	2005	2004

Ordinary Income	$ 2,770	$ 73,342
Exempt-Interest Income	1,992,015	2,114,922
Long-term Capital Gain	321,555	252,340

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a

NOTES TO FINANCIAL STATEMENTS continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Alabama Municipal Bond Fund, a series of Evergreen Municipal Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended April 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated June 8, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Alabama Municipal Bond Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $321,555 for the fiscal year ended April 30, 2005.

For the fiscal year ended April 30, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.98% ..

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees approved the Fund's investment advisory agreement with EIMC. In preparation for the meeting, the Trustees received materials to assist them with their review. These materials included, among other things, (i) information on the Fund's proposed portfolio management team, the team's investment approach, philosophy, and process and the performance of other investment products managed by the investment team with an investment strategy similar to the Fund's investment strategy; (ii) information on the investment performance of the SouthTrust Alabama Municipal Bond Fund, the fund proposed to be merged with and into the Fund (the "SouthTrust Fund") and the performance of other funds in the SouthTrust Fund's peer group and certain benchmarks; (iii) information on the advisory fees and other expenses paid by the SouthTrust Fund, including information comparing the SouthTrust Fund's expenses to other funds in its peer group; and (iv) information on the advisory fees and other expenses proposed to be paid by the Fund under the new investment advisory agreement and information about any applicable fee waiver and expense reimbursements and fee "breakpoints."

In considering whether to approve the advisory agreement, the Trustees did not identify any single factor as determinative. The Trustees were advised in their review by independent counsel, who attended the meeting. Matters considered by the Trustees included the factors described below.

The Trustees considered the fees to be charged by EIMC to the Fund under the investment advisory agreement. The Trustees noted favorably that, following the proposed merger, implementation of the investment advisory agreement would result in an immediate reduction in the annual rate at which the Fund pays management fees from 0.60% to a maximum of 0.42% . The Trustees also reviewed information provided by EIMC and compiled by Lipper showing a comparison of the fees for both the Fund and the SouthTrust Fund compared to other mutual funds having similar objectives, strategies, and asset sizes. The data showed that the SouthTrust Fund's fees were higher than those proposed to be charged to the Fund under the new investment advisory agreement. In addition, the fees shown for the Fund were within the range of comparable mutual funds.

The Trustees considered the nature, extent, and quality of the services to be provided by EIMC under the investment advisory agreement. In this regard, the Trustees took into account information provided to them regarding the experience of Richard Marrone from EIMC's Tax Exempt

ADDITIONAL INFORMATION continued (unaudited)

Fixed Income Group, who would be responsible for the management of the Fund. They also took into account their general knowledge of, and familiarity with, the EIMC organization and the advisory and administrative personnel who would provide services to the Fund under the investment advisory agreement. The Trustees reviewed detailed performance information for other mutual funds managed by Mr. Marrone with investment strategies similar to the investment strategy of the Fund, for various periods. The Trustees also reviewed performance information for the SouthTrust Fund, for various periods, including comparisons with relevant securities indexes and the performance of the Fund's peer group of mutual funds as prepared by Lipper.

The Trustees considered whether economies of scale would likely be realized as the Fund grows and further considered that the advisory fee to be paid by the Fund included "breakpoints" beginning at $500 million in assets and decreasing thereafter, so that the annual rate at which fees would be paid for assets over $1.5 billion would be 0.27% . The Trustees noted that, at its current size, the Fund would not be entitled to the benefit of any of the proposed breakpoints, but that the proposed breakpoint schedule appeared reasonable in light of the initial rate at which fees would be payable under the agreement and in light of the possible future growth of the Fund.

After considering all of the information described above, the Trustees concluded that the terms of the investment advisory agreement, including the fee payable under the agreement, were appropriate and reasonable and voted at the meeting unanimously to approve the Fund's investment advisory agreement.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1]Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3]The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

573631  6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended April 30, 2005 and April 30, 2004 and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$1,125	$14,000
Audit-related fees	0	0

Audit and audit-related fees	1,125	14,000
Tax fees	0	0
All other fees	0	0

Total fees	$1,125	$14,000

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit

Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant’s internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
 Dennis H. Ferro,
Principal Executive Officer

Date: 6/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
 Dennis H. Ferro,
Principal Executive Officer

Date: 6/30/2005

By: ________________________
 Carol A. Kosel
Principal Financial Officer

Date: 6/30/2005